Schedule of Investments (unaudited)
March 31, 2025
 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 96.8%
Communication Services — 9.5%
Entertainment — 3.1%
Netflix Inc.	18,838	$17,567,000 *
Walt Disney Co.	165,622	16,346,891
Total Entertainment		33,913,891
Interactive Media & Services — 5.8%
Alphabet Inc., Class A Shares	121,884	18,848,142
Alphabet Inc., Class C Shares	80,650	12,599,949
Meta Platforms Inc., Class A Shares	55,960	32,253,106
Total Interactive Media & Services		63,701,197
Wireless Telecommunication Services — 0.6%
T-Mobile US Inc.	26,366	7,032,076

Total Communication Services		104,647,164
Consumer Discretionary — 7.4%
Automobiles — 0.6%
Tesla Inc.	23,449	6,077,043 *
Broadline Retail — 4.0%
Amazon.com Inc.	232,040	44,147,930 *
Hotels, Restaurants & Leisure — 0.5%
Starbucks Corp.	57,722	5,661,951
Specialty Retail — 2.3%
TJX Cos. Inc.	211,134	25,716,121

Total Consumer Discretionary		81,603,045
Consumer Staples — 7.3%
Beverages — 2.1%
Coca-Cola Co.	198,952	14,248,942
PepsiCo Inc.	59,081	8,858,605
Total Beverages		23,107,547
Consumer Staples Distribution & Retail — 3.0%
BJ’s Wholesale Club Holdings Inc.	59,492	6,788,037 *
Walmart Inc.	298,814	26,232,881
Total Consumer Staples Distribution & Retail		33,020,918
Food Products — 1.0%
McCormick & Co. Inc., Non Voting Shares	140,909	11,598,220
Household Products — 1.2%
Procter & Gamble Co.	78,151	13,318,494

Total Consumer Staples		81,045,179
Energy — 4.5%
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	55,903	9,352,013
ConocoPhillips	48,259	5,068,160
EQT Corp.	115,503	6,171,325
Exxon Mobil Corp.	144,220	17,152,085
Kinder Morgan Inc.	420,293	11,990,959

Total Energy		49,734,542
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Financials — 17.5%
Banks — 5.8%
Bank of America Corp.	588,487	$24,557,562
JPMorgan Chase & Co.	139,079	34,116,079
US Bancorp	126,829	5,354,720
Total Banks		64,028,361
Capital Markets — 1.8%
CME Group Inc.	24,544	6,511,278
Intercontinental Exchange Inc.	77,880	13,434,300
Total Capital Markets		19,945,578
Financial Services — 6.7%
Berkshire Hathaway Inc., Class A Shares	48	38,325,197 *
Visa Inc., Class A Shares	101,916	35,717,481
Total Financial Services		74,042,678
Insurance — 3.2%
Progressive Corp.	37,879	10,720,136
Travelers Cos. Inc.	91,891	24,301,494
Total Insurance		35,021,630

Total Financials		193,038,247
Health Care — 9.7%
Biotechnology — 1.5%
AbbVie Inc.	77,898	16,321,189
Health Care Equipment & Supplies — 1.3%
Stryker Corp.	36,969	13,761,710
Health Care Providers & Services — 1.2%
UnitedHealth Group Inc.	26,213	13,729,059
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific Inc.	27,454	13,661,110
Pharmaceuticals — 4.5%
Eli Lilly & Co.	31,512	26,026,076
Johnson & Johnson	106,068	17,590,317
Merck & Co. Inc.	68,526	6,150,894
Total Pharmaceuticals		49,767,287

Total Health Care		107,240,355
Industrials — 10.3%
Aerospace & Defense — 1.2%
RTX Corp.	103,463	13,704,709
Commercial Services & Supplies — 1.7%
Waste Management Inc.	82,730	19,152,822
Electrical Equipment — 2.7%
Eaton Corp. PLC	67,611	18,378,698
Emerson Electric Co.	104,661	11,475,032
Total Electrical Equipment		29,853,730
Ground Transportation — 1.0%
Canadian Pacific Kansas City Ltd.	77,406	5,434,675
Union Pacific Corp.	23,591	5,573,138
Total Ground Transportation		11,007,813
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report

 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Industrial Conglomerates — 1.8%
Honeywell International Inc.	91,086	$19,287,461
Professional Services — 1.9%
Automatic Data Processing Inc.	67,437	20,604,027

Total Industrials		113,610,562
Information Technology — 22.6%
Communications Equipment — 0.7%
Arista Networks Inc.	103,032	7,982,919 *
Semiconductors & Semiconductor Equipment — 7.0%
ASML Holding NV, Registered Shares	20,774	13,765,475
Broadcom Inc.	137,841	23,078,719
NVIDIA Corp.	368,673	39,956,780
Total Semiconductors & Semiconductor Equipment		76,800,974
Software — 10.0%
Microsoft Corp.	217,583	81,678,482
Oracle Corp.	67,882	9,490,582
Synopsys Inc.	33,009	14,155,910 *
Workday Inc., Class A Shares	22,411	5,233,641 *
Total Software		110,558,615
Technology Hardware, Storage & Peripherals — 4.9%
Apple Inc.	244,519	54,315,006

Total Information Technology		249,657,514
Materials — 5.1%
Chemicals — 3.0%
Ecolab Inc.	44,767	11,349,330
Linde PLC	26,724	12,443,763
Sherwin-Williams Co.	26,559	9,274,137
Total Chemicals		33,067,230
Construction Materials — 1.3%
Vulcan Materials Co.	62,566	14,596,648
Containers & Packaging — 0.8%
Crown Holdings Inc.	93,158	8,315,283

Total Materials		55,979,161
Real Estate — 1.3%
Specialized REITs — 1.3%
American Tower Corp.	63,166	13,744,922

Utilities — 1.6%
Electric Utilities — 1.4%
Entergy Corp.	145,373	12,427,938
NextEra Energy Inc.	41,693	2,955,617
Total Electric Utilities		15,383,555
Multi-Utilities — 0.2%
WEC Energy Group Inc.	25,343	2,761,880

Total Utilities		18,145,435
Total Investments before Short-Term Investments (Cost — $403,653,714)		1,068,446,126
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Shares	Value
Short-Term Investments — 2.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.136%	13,696,182	$13,696,182 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.202%	13,696,182	13,696,182 (a)(b)

Total Short-Term Investments (Cost — $27,392,364)			27,392,364
Total Investments — 99.3% (Cost — $431,046,078)			1,095,838,490
Other Assets in Excess of Liabilities — 0.7%			7,581,395
Total Net Assets — 100.0%			$1,103,419,885

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2025, the total market value of investments in Affiliated Companies was $13,696,182 and the cost was $13,696,182 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,068,446,126	—	—	$1,068,446,126
Short-Term Investments†	27,392,364	—	—	27,392,364
Total Investments	$1,095,838,490	—	—	$1,095,838,490

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,231,470	$26,380,660	26,380,660	$20,915,948	20,915,948

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$127,080	—	$13,696,182

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report